Segment Reporting (Schedule of Operating Information) (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 876,529	$ 649,211	$ 207,700	$ 1,501,426	$ 1,368,630	$ 1,882,058	$ 2,319,488
Gross Profit	384,424	247,557	29,592	515,642	488,067	115,727	426,379
General and Administrative Expenses	1,805,480	1,502,176	726,328	2,601,528	2,365,770	3,421,336	1,574,808
Net Loss	$ (2,822,207)	$ (1,254,797)	(1,370,123)	$ (4,839,554)	(1,886,250)	(6,663,117)	$ (1,177,925)
Technology [Member]
Segment Reporting Information [Line Items]
Revenues			172,754		857,586	1,292,353
Cost of Sales			171,304		717,240	1,545,093
Gross Profit			1,450		140,346	(252,740)
General and Administrative Expenses			1,364,124		1,940,582	5,410,650
Other Income (Expense)			(4,521)		(22,840)	(966,279)
Net Loss			(1,367,195)		(1,823,076)	(6,629,669)
Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues			34,946		511,044	589,705
Cost of Sales			6,804		163,323	221,238
Gross Profit			28,142		347,721	368,467
General and Administrative Expenses			7,404		425,188	427,620
Other Income (Expense)			(23,666)		14,293	25,705
Net Loss			$ (2,928)		$ (63,174)	$ (33,448)